Document and Entity Information	Aug. 13, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 13, 2021
Entity Registrant Name	Software Acquisition Group Inc. II
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39514
Entity Tax Identification Number	85-1525734
Entity Address, Address Line One	1980 Festival Plaza Drive
Entity Address, Address Line Two	Ste. 300
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	310
Local Phone Number	991-4982
Entity Information, Former Legal or Registered Name	Software Acquisition Group Inc. II
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001816048
Class A common stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	SAII
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share Class A Common Stock for $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share Class A Common Stock for $11.50 per share
Trading Symbol	SAIIW
Security Exchange Name	NASDAQ
Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	SAIIU
Security Exchange Name	NASDAQ